Other Expense, Net - Additional Information (Details) (Venezuelan Subsidiary [Member], Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Venezuelan Subsidiary [Member] | Successor [Member]
Other Income Expense [Line Items]
Foreign currency transaction gain (loss), realized	$ 17.0
Liability, reporting currency denominated, value	9.1
Asset, reporting currency denominated, value	$ 150.9